FMI Large Cap Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Consumer Durables Sector - 3.3%
Tools & Hardware - 3.3%
Allegion PLC	260,000	$41,397,200

Consumer Non-Durables Sector - 3.4%
Household/Personal Care - 3.4%
Unilever PLC - ADR	653,889	42,764,334

Consumer Services Sector - 10.7%
Other Consumer Services - 6.0%
Booking Holdings, Inc.	14,000	74,974,620

Restaurants - 4.7%
Aramark	1,585,000	58,423,100
Total Consumer Services Sector		133,397,720

Distribution Services Sector - 8.4%
Food Distributors - 3.2%
Sysco Corp.	540,000	39,792,600

Wholesale Distributors - 5.2%
Ferguson Enterprises, Inc.	290,000	64,562,700
Total Distribution Services Sector		104,355,300

Electronic Technology Sector - 2.9%
Computer Processing Hardware - 2.9%
Sony Group Corp. - ADR	1,420,000	36,352,000

Finance Sector - 18.9%
Investment Banks/Brokers - 7.8%
Charles Schwab Corp.	975,000	97,412,250

Major Banks - 3.3%
Capital One Financial Corp.	170,000	41,201,200

Multi-Line Insurance - 4.1%
Arch Capital Group Ltd. (a)	285,000	27,337,200
Progressive Corp.	105,000	23,910,600
		51,247,800
Property/Casualty Insurance - 3.7%
Berkshire Hathaway, Inc. - Class B (a)	90,000	45,238,500
Total Finance Sector		235,099,750

Health Services Sector - 8.8%
Managed Health Care - 2.7%
UnitedHealth Group, Inc.	100,000	33,011,000

Medical/Nursing Services - 2.4%
Fresenius Medical Care AG - ADR	1,255,000	29,894,100

Services to the Health Industry - 3.7%
Quest Diagnostics Inc.	265,000	45,985,450
Total Health Services Sector		108,890,550

Health Technology Sector - 7.9%
Medical Specialties - 7.9%
Becton Dickinson & Co.	280,000	54,339,600
Koninklijke Philips NV	1,640,000	44,411,200
Total Health Technology Sector		98,750,800

Industrial Services Sector - 2.1%
Contract Drilling - 2.1%
SLB Ltd.	675,000	25,906,500

Process Industries Sector - 5.3%
Pulp & Paper - 5.3%
Avery Dennison Corp.	360,000	65,476,800

Producer Manufacturing Sector - 9.3%
Building Products - 5.1%
Carlisle Cos., Inc.	65,000	20,790,900
Masco Corp.	665,000	42,200,900
		62,991,800
Industrial Machinery - 4.2%
Carrier Global Corp.	1,000,000	52,840,000
Total Producer Manufacturing Sector		115,831,800

Retail Trade Sector - 3.0%
Discount Stores - 3.0%
Dollar Tree, Inc. (a)	300,000	36,903,000

Technology Services Sector - 11.8%
Information Technology Services - 6.6%
Accenture PLC - Class A	175,000	46,952,500
CDW Corp.	260,000	35,412,000
		82,364,500
Internet Software/Services - 5.2%
Alphabet, Inc. - Class A	205,000	64,165,000
Total Technology Services Sector		146,529,500

Transportation Sector - 3.0%
Railroads - 3.0%
CSX Corp.	1,020,000	36,975,000
TOTAL COMMON STOCKS (Cost $840,531,162)		1,228,630,254

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (b)	16,983,728	16,983,728
TOTAL MONEY MARKET FUNDS (Cost $16,983,728)		16,983,728

TOTAL INVESTMENTS - 100.2% (Cost $857,514,890)		1,245,613,982
Liabilities in Excess of Other Assets - (0.2)%		(2,196,262)
TOTAL NET ASSETS - 100.0%		$1,243,417,720

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

FMI Large Cap Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,228,630,254	$–	$–	$1,228,630,254
Money Market Funds	16,983,728	–	–	16,983,728
Total Investments	$1,245,613,982	$–	$–	$1,245,613,982

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s core financial statements.